RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	May 31, 2023	Feb. 28, 2023
RELATED PARTY TRANSACTIONS
Loans from related parties	$ 13,312	$ 12,879
Outstanding amount	$ 13,312